Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jun. 26, 2024
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
CIK	dei_EntityCentralIndexKey	0000856517
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jun. 26, 2024
Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2024
Prospectus Date	rr_ProspectusDate	Sep. 30, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A